Submission	Dec. 03, 2024
Submission [Line Items]
Central Index Key	0000902791
Registrant Name	BARRETT BUSINESS SERVICES, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A